Net Loss Per Share - Additional Information (Details) - shares	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of options outstanding	354,964	658,138		640,787	542,690
Number of restricted stock units outstanding		47,194		31,043	48,045
Stock Options
Number of options outstanding	354,964		670,074
Restricted Stock Units
Number of restricted stock units outstanding	80,660		64,643